Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

FRIEDMAN INDUSTRIES, INCORPORATED

Column A	Column B	Column C		Column D	Column E
		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts— Describe(A)	Deductions— Describe(B)	Balance at End of Period
Year ended March 31, 2016
Allowance for doubtful accounts receivable and cash discounts (deducted from related asset account)	$27,276	$4,153	$334,796	$343,949	$22,276

Year ended March 31, 2015
Allowance for doubtful accounts receivable and cash discounts (deducted from related asset account)	$27,276	$4,306	$484,451	$488,757	$27,276

(A)	Cash discounts allowed on sales and charged against revenue.
(B)	Accounts receivable written off and cash discounts allowed on sales.